Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity	The following table provides our expected operating lease payments at December 31, 2019.

Maturity of Operating Lease Liabilities
(In millions)	December 31, 2019
2020	$6.0
2021	5.6
2022	5.5
2023	5.5
2024	5.6
Thereafter	46.3
Total lease payments	$74.5
Less: Interest	(15.0)
Present Value of Lease Liabilities	$59.5

Lessee, Operating Lease, Supplemental Information
The following table provides supplemental cash flow information related to operating leases for the calendar year ended December 31, 2019.

Supplemental Cash Flow Information Related to Operating Leases
($ in millions)	Calendar Year Ended December 31, 2019
Cash paid for amounts included in the lease liabilities in the operating cash flows	$2.9
Operating lease cost (including variable lease costs of $1.9 million)	$7.1
Right-of-use assets obtained in exchange for new operating lease liabilities	$1.5

Lessor, Operating Lease, Payments to be Received, Maturity
The following table summarizes the future operating lease payments to be received associated with these leases.

Maturity of Operating Lease Payments(a)
(In millions)	December 31, 2019
2020	$0.9
2021	0.7
2022	0.7
2023	0.7
2024	0.6
Thereafter	57.8
Total lease payments	$61.4
(a) The payments are presented on an undiscounted basis